Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense And Other Assets [Abstract]
Receivables, Prepayments and Other Assets

Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Prepaid rental and deposits	66,591	109,327
Prepaid online marketing expenses	6,150	13,496
Advances	14,222	13,229
Interest receivables	—	2,045
Receivable from disposal of a subsidiary (Note 12)	6,000	—
Others	7,455	7,602
	100,418	145,699